SEGMENT REPORTING (Details 5) - USD ($)	Sep. 30, 2021	Jun. 30, 2021		Jun. 30, 2020
Segment Reporting Information [Line Items]
Total all locations	$ 3,335,172	$ 3,420,886		$ 2,684,985
Less accumulated depreciation	(1,863,570)	(1,847,441)		(1,487,793)
Net property, plant and equipment	1,471,602	1,573,445	[1]	1,197,192
U S A Investment Fund Management [Member]
Segment Reporting Information [Line Items]
Total all locations
U S A Beauty Products And Other [Member]
Segment Reporting Information [Line Items]
Total all locations	59,481	58,961		16,987
New Zealand Food Industry Segment [Member]
Segment Reporting Information [Line Items]
Total all locations	2,286,231	2,345,569		1,721,195
Canada Security Alarm [Member]
Segment Reporting Information [Line Items]
Total all locations	971,716	998,612		929,712
Corporate Segment [Member]
Segment Reporting Information [Line Items]
Total all locations	$ 17,744	$ 17,744		$ 17,091

[1]	Derived from audited financial statements